INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Current income tax expense	$ 254	¥ 1,837	¥ 1,548
Deferred income tax benefit	(2)	(10)	(1,191)
Total	$ 252	¥ 1,827	¥ 357